LONG-TERM DEBT AND FINANCING - Additional information (Details) $ in Thousands, $ in Millions			9 Months Ended		12 Months Ended
		Mar. 18, 2021 CAD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2021 CAD ($)	Sep. 30, 2021	Mar. 09, 2021 USD ($)	Oct. 19, 2020 CAD ($)	Sep. 30, 2020	Sep. 30, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 623,596		$ 655,740
Origination Fee Percentage							1.00%
Commitment Fee Percentage							1.00%
Amendment fee percentage							1.00%
Repayments of long-term debt			2,222	$ 4,204
Proceeds from borrowings			31,425
Home Trust Company [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 2,400
Interest rate			8.99%
DIP Facility
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 125.0
Total borrowings	[1]		$ 158,475		126,735
Interest rate							13.00%
Total borrowing costs incurred	[1]		1,297		6,312
Credit Facility
Disclosure of detailed information about borrowings [line items]
Total borrowings			159,977		227,189
Borrowings, letters of credit			55,300
Available capacity under Letter of Credit			$ 2,700
Credit Facility | Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate			4.25%
Credit Facility | Libor
Disclosure of detailed information about borrowings [line items]
Basis rate			5.25%
Credit Facility | Canadian bank prime rate
Disclosure of detailed information about borrowings [line items]
Basis rate			2.45%
Credit Facility | US Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis rate			3.25%
Lender Support Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Limited Amount Of Letter Of Credit		$ 46,100
Repayments of long-term debt		$ 125,000	$ 73,600
Borrowings, letters of credit			115,800
7% $15M subordinated notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]		$ 13,553		13,607
Interest rate			7.00%
Debt Instrument Principal Amounts			$ 15,000					$ 0
Subordinated convertible debentures, Term			6 years
Consideration for tender offer			$ 13,200
Accruals classified as current			$ 400
10.25 % term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings										$ 205,900
Interest rate			10.25%
Accruals classified as current			$ 12,600
Term Loan
Disclosure of detailed information about borrowings [line items]
Total borrowings	[3]		290,493		$ 289,904
Unsecured term loan
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 207,000
Interest rate			8.75%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			786,982
6.75% $100M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 100,000
Interest rate			6.75%			6.75%			6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			3,592,069
6.75% $160M convertible debentures
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 160,000
Interest rate			6.75%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			5,747,310
6.5% convertible bonds
Disclosure of detailed information about borrowings [line items]
Total borrowings			$ 9,200
Interest rate			6.50%	6.50%		6.50%				6.50%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares			35,737

[1]	Three months ended December 31,
[2]	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at December 31, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
[3]	As part of the recapitalization transaction that the Company completed in September 2020 (“September 2020 Recapitalization”), Just Energy issued a USD $205.9 million principal note (the “Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at December 31, 2021 includes an accrual of $12.6 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Term Loan. However, any potential actions by the lenders under the Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Term Loan has been classified as current.